Stock-Based Compensation Overview (Details)	12 Months Ended
Dec. 31, 2017 shares
Long-Term Incentive Plans
Stock-based compensation, overview
Description of awards	Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2017, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.
Common Shares | Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved	14,449,000
Common Shares | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved	154,000